Due to Shareholders of Acquired Companies - Summary of Amounts Due to Shareholders of Acquired Companies (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 12, 2014 BRL (R$)	Nov. 21, 2013 USD ($)
Business Acquisition [Line Items]
Total due to shareholders of acquired companies	$ 71,785	$ 178,021
Less: Current portion of due to shareholders of acquired companies	34,745	111,681
Due to shareholders of acquired companies, less current portion	37,040	66,340
Universidade Anhembi Morumbi (UAM Brazil)
Business Acquisition [Line Items]
Total due to shareholders of acquired companies		52,043
Universidade Anhembi Morumbi (UAM Brazil) | Related Party Notes Payable
Business Acquisition [Line Items]
Total due to shareholders of acquired companies	$ 45,206
Universidade Anhembi Morumbi (UAM Brazil) | Certificados de Depósitos Interbancários (CDI) | Related Party Notes Payable
Business Acquisition [Line Items]
Basis spread on variable rate	2.00%
University of St. Augustine for Health Sciences, LLC (St. Augustine)
Business Acquisition [Line Items]
Total due to shareholders of acquired companies	$ 11,550	11,550	$ 11,550		$ 14,000
University of St. Augustine for Health Sciences, LLC (St. Augustine) | Related Party Notes Payable
Business Acquisition [Line Items]
Interest Rate %	7.00%				7.00%
Monash South Africa (MSA)
Business Acquisition [Line Items]
Total due to shareholders of acquired companies	$ 9,571	8,318
Faculdade Porto-Alegrense (FAPA)
Business Acquisition [Line Items]
Total due to shareholders of acquired companies	3,084	2,973
IADE Group
Business Acquisition [Line Items]
Total due to shareholders of acquired companies	$ 2,374	2,755
IADE Group | Related Party Notes Payable
Business Acquisition [Line Items]
Interest Rate %	3.00%
Faculdades Metropolitanas Unidas Educacionais (FMU)
Business Acquisition [Line Items]
Total due to shareholders of acquired companies	$ 0	$ 100,382		R$ 250,000